Annual Total Returns- Vanguard Small-Cap Growth Index Fund (ETF) [BarChart] - ETF - Vanguard Small-Cap Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.43%)	17.67%	38.18%	4.02%	(2.51%)	10.74%	21.90%	(5.68%)	32.75%	35.29%